Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 123,942	$ 130,371	$ 133,874
Additions based on tax positions related to the current year	22,314	22,821	19,527
Additions for tax positions of prior years	11,125	4,016	10,750
Reduction for tax positions of prior years	0	0	0
Settlements with tax authorities	(13,443)	(14,557)	(3,994)
Lapse of statute of limitations	(17,232)	(18,709)	(29,786)
Unrecognized tax benefits, Ending balance	$ 126,706	$ 123,942	$ 130,371